Leases - Summary of expenses related to right-of-use assets and lease liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (3,417)	€ (3,723)	€ (3,620)
Interest expenses form lease	(886)	(801)	(613)
Expenses relating to short-term leases		(1,548)	(144)
Expenses relating to low-value assets	(85)	(86)	(46)
Buildings [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(3,213)	(3,265)	(3,151)
Laboratory equipment [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(115)	(360)	(277)
Vehicles [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	(64)	(72)	(66)
IT and telecommunication [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets	€ (25)	€ (26)	(103)
Other assets [Member]
Disclosure Of Expenses Related ToRightOfUseAssets And Lease Liabilities [Line Items]
Depreciation, right-of-use assets			€ (23)